Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade payables
Third parties	$ 159,247	$ 33,355
Other payables and accruals
Amounts due to related parties	203,874	216,940
Other payables	195,773	171,022
GST payable	126,419	161,545
Accrued expense	1,111,632	725,266
Total Other payables and accruals	1,637,698	1,274,773
Total trade and other payables	$ 1,796,945	$ 1,308,128